UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22394

CHOU AMERICA MUTUAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Michael J. McKeen, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Todd P. Zerega, Esq.

Perkins Coie LLP
700 13th Street, N.W., Suite 600
Washington, D. C. 20005-3960

Date of fiscal year end: December 31

Date of reporting period: January 1, 2017 – March 31, 2017

Item 1.  Schedule of Investments.

CHOU OPPORTUNITY FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Equity Securities - 59.6%

Common Stock - 45.7%
Shares	Security Description	Value
Communications - 1.9%
15,000	Overstock.com, Inc. (a)	$258,000
645,181	UTStarcom Holdings Corp. (a)	1,277,458
		1,535,458
Consumer Discretionary - 7.8%
37,904	Sears Canada, Inc. (a)	51,170
491,608	Sears Holdings Corp. (a)(b)	5,648,576
197,013	Sears Hometown and Outlet Stores, Inc. (a)(b)	768,351
		6,468,097
Consumer Staples - 15.8%
211,319	Ascent Capital Group, Inc., Class A (a)	2,985,937
370,000	Endo International PLC (a)	4,129,200
35,000	Teva Pharmaceutical Industries, Ltd., ADR	1,123,150
441,000	Valeant Pharmaceuticals International, Inc. (a)	4,864,230
		13,102,517
Financials - 2.3%
225,000	MBIA, Inc. (a)(b)	1,905,750

Industrials - 3.5%
95,000	Chicago Bridge & Iron Co. NV (b)	2,921,250

Materials - 14.4%
2,179,359	Resolute Forest Products, Inc. (a)	11,877,507

Total Common Stock(Cost $73,264,680)	37,810,579

Warrants - 13.9%

Shares	Security Description	Exer. Price	Exp. Date	Value
272,430	Bank of America Corp. (a)	12.90	01/16/19	3,078,459
194,832	General Motors Co. (a)	18.33	07/10/19	3,487,493
70,000	JPMorgan Chase & Co. (a)	42.03	10/28/18	3,241,700
77,400	Wells Fargo & Co. (a)	34.01	10/28/18	1,717,506

Total Warrants (Cost $4,594,256)	11,525,158

Preferred Stock - 0.0%
Communications - 0.0%		Rate
1,500	Overstock.com, Inc.	1.00	25,500

Total Preferred Stock(Cost $23,520)	25,500

Total Equity Securities(Cost $77,882,456)	49,361,237

CHOU OPPORTUNITY FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Fixed Income Securities - 23.4%

Syndicated Loan - 23.4%

Principal	Security Description	Rate	Maturity	Value

$26,000,000	Exco Resources	12.50%	10/26/20	$19,370,000

Total Fixed Income Securities (Cost $19,419,326)	19,370,000

Collateral Received for Securities Loaned (c) - 0.6%

Principal	Security Description	Rate	Maturity	Value

10,904	U. S. Treasury Bills	0.00	04/13/17-07/13/17	10,885
121,500	U. S. Treasury Bonds	2.88-7.63	02/15/25-11/15/46	122,529
108,226	U. S. Treasury Inflation Index Bonds	0.13-2.38	04/15/18-02/15/46	114,921
261,349	U. S. Treasury Notes	0.63-4.25	06/30/17-02/15/26	260,724

Total Collateral Received for Securities Loaned (Cost $509,059)	509,059

Total Investments - 83.6% (Cost $97,810,841)*	$69,240,296

Other Assets & Liabilities, Net – 16.4%	13,615,447
Net Assets – 100.0%	$82,855,743
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)
This security or a portion of the security is out on loan as of March 31, 2017and may be collateralized by cash not reflected on this Schedule of Investments.  Total loaned securities had a value of $8,250,430 as of March 31, 2017.

(c)            These securities represent the collateral received in connection with securities out on loan as of March 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$7,550,447
Gross Unrealized Depreciation	(36,120,992)
Net Unrealized Depreciation	$(28,570,545)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

CHOU OPPORTUNITY FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock	$37,810,579	$-	$-	$37,810,579
Warrants	11,525,158			11,525,158
Preferred Stock	25,500	-	-	25,500
Syndicated Loan	-	19,370,000	-	19,370,000
Collateral Received for Securities Loaned	-	509,059	-	4,925,718
Total Investments At Value	$49,361,237	$19,879,059	$-	$69,240,296

The Level 1 value displayed in this table includes Common Stock and Warrants and the Level 2 value displayed in this table is a Syndicated Loan. Refer to this Schedule of Investments for a further breakout of each security by industry.
The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

CHOU INCOME FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Equity Securities - 14.5%

Common Stock - 9.7%

Shares	Security Description	Value

Consumer Discretionary - 5.6%
788,273	Wow Unlimited Media, Inc., Class A (a)	$1,010,644

Energy - 4.1%
2,452	Contura Energy, Inc. (a)	162,813
31,249	SandRidge Energy, Inc. (a)	577,794
		740,607

Total Common Stock (Cost $1,855,432)	1,751,251

Preferred Stock - 4.8%

		Rate
Financials - 3.9%
50,765	Sears Roebuck Acceptance Corp.	7.00%	421,984
36,107	Sears Roebuck Acceptance Corp.	7.40	291,113
			713,097
Materials - 0.9%
639	Centrus Energy Corp. (b)	7.50	159,750

Total Preferred Stock (Cost $1,104,796)	872,847

Warrants - 0.0%
Shares	Security Description	Exer. Price	Exp. Date
2,167	Dex Media - Warrant (a)	$13.55	08/15/23	271

Total Warrants (Cost $0)	271

Total Equity Securities (Cost $2,960,228)	2,624,369

Fixed Income Securities - 55.7%

Corporate Convertible Bonds - 15.1%

Principal	Security Description	Rate	Maturity	Value

Consumer Staples - 12.8%
$3,000,000	Ascent Capital Group, Inc.	4.00%	07/15/20	2,310,000

Financials - 2.3%
850,000	Atlanticus Holdings Corp.	5.88	11/30/35	415,437

Total Corporate Convertible Bonds (Cost $3,106,739)	2,725,437

CHOU INCOME FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

Corporate Non-Convertible Bonds - 27.2%

Principal	Security Description	Rate	Maturity	Value

Consumer Staples - 13.9%
$800,000	Avangardco Investments Public, Ltd. (c)	10.00%	10/29/18	$221,960
1,000,000	Mriya Agro Holding PLC (d)	9.45	04/19/18	75,000
5,101,866	Ukrlandfarming PLC	10.88	03/26/18	1,593,558
800,000	Valeant Pharmaceuticals International, Inc. (b)(f)	6.13	04/15/25	619,000
				2,509,518
Energy - 5.7%
189,000	EXCO Resources, Inc.	8.50	04/15/22	96,390
1,000,000	Westmoreland Coal Co. (b)	8.75	01/01/22	945,000

				1,041,390
Financials - 0.4%
212,000	Sears Roebuck Acceptance Corp.	7.00	06/01/32	76,982

Materials - 7.2%
453,617	Centrus Energy Corp. (b)	8.25	02/28/27	374,234
1,000,000	Resolute Forest Products, Inc. (f)	5.88	05/15/23	921,250
225,000	Sino-Forest Corp. (e)	6.25	10/21/17	844
400,000	Sino-Forest Corp. (e)	6.25	10/21/17	1,500
				1,297,828

Total Corporate Non-Convertible Bonds (Cost $9,053,639)	4,925,718

Syndicated Loans - 13.4%

Principal	Security Description	Rate	Maturity	Value

185,424	Dex Media, Inc.	11.00	07/29/21	189,133
3,000,000	EXCO Resources, Inc.	12.50	10/26/20	2,235,000

Total Syndicated Loans (Cost $2,710,676)	2,424,133

Total Fixed Income Securities (Cost $14,871,054)	10,075,288

Total Investments - 70.2% (Cost $17,831,282)*	$12,699,657

Other Assets & Liabilities, Net – 29.8%	5,402,994
Net Assets – 100.0%	$18,102,651

CHOU INCOME FUND SCHEDULE OF INVESTMENTS MARCH 31, 2017 (Unaudited)

PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,097,984 or 11.6% of net assets.
(c)	Payment in-Kind Bond. Security that gives the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities.
(d)	Security is currently in default.
(e)	Security represents entitlement to potential distributions from a litigation trust.
(f)
This security or a portion of the security is out on loan as of March 31, 2017 and is collateralized by cash not reflected on this Schedule of Investments.  Total loaned securities had a value of $1,536,565 as of March 31, 2017.

*  Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:
Gross Unrealized Appreciation	$648,333
Gross Unrealized Depreciation	(5,779,958)
Net Unrealized Depreciation	$(5,131,625)

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2017.

Level 1	Level 2	Level 3	Total

Assets
Investments At Value
Common Stock	$1,751,251	$-	$-	$1,751,251
Preferred Stock	872,847			872,847
Warrants	271	-	-	271
Corporate Convertible Bonds	-	2,725,437	-	2,725,437
Corporate Non-Convertible Bonds	-	4,925,718	-	4,925,718
Syndicated Loans	-	2,424,133	-	2,424,133

Total Investments At Value	$2,624,369	$10,075,288	$-	$12,699,657

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1 and Level 2 for the period ended March 31, 2017.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CHOU AMERICA MUTUAL FUNDS

By:	/s/ Francis S.M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	5/19/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Francis S.M. Chou
Francis S. M. Chou, Principal Executive Officer
Date:	5/19/17

By:	/s/ Michael J. McKeen
Michael J. McKeen, Principal Financial Officer
Date:	5/19/17